Quarterly Financial Data (unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2014	Jul. 31, 2014	Apr. 30, 2014	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Total revenues	$ 129,667	$ 117,408	$ 120,229	$ 114,826	$ 131,565	$ 119,001	$ 120,125	$ 114,960	$ 482,130	$ 485,651	$ 476,294
Net sales	128,684	116,598	119,330	114,002	130,650	118,076	119,336	114,167	478,614	482,229	473,076
Cost of sales	96,999	87,446	90,056	86,483	99,115	89,247	90,010	86,714	360,984	365,086	358,069
Income from continuing operations	4,748	3,414	3,635	3,283	5,188	3,826	4,089	3,711	15,080	16,814	16,551
Consolidated net income	4,748	3,414	3,635	3,283	5,188	3,826	4,359	3,726	15,080	17,099	16,695
Consolidated net income attributable to Walmart	$ 4,574	$ 3,304	$ 3,475	$ 3,341	$ 4,966	$ 3,711	$ 4,093	$ 3,593	$ 14,694	$ 16,363	$ 16,022
Basic income per common share from continuing operations attributable to Walmart	$ 1.44	$ 1.03	$ 1.08	$ 1.03	$ 1.54	$ 1.15	$ 1.22	$ 1.10	$ 4.58	$ 5.01	$ 4.87
Basic income per common share from discontinued operations attributable to Walmart	0.00	0.00	0.00	0.00	0.00	0.00	0.05	0.01	0.00	0.06	0.03
Earnings per share, basic	1.44	1.03	1.08	1.03	1.54	1.15	1.27	1.11	4.58	5.07	4.90
Diluted income per common share from continuing operations attributable to Walmart	1.43	1.03	1.08	1.03	1.53	1.15	1.21	1.10	4.57	4.99	4.85
Diluted income per common share from discontinued operations attributable to Walmart	0.00	0.00	0.00	0.00	0.00	0.00	0.05	0.01	0.00	0.06	0.03
Earnings per share, diluted	$ 1.43	$ 1.03	$ 1.08	$ 1.03	$ 1.53	$ 1.15	$ 1.26	$ 1.11	$ 4.57	$ 5.05	$ 4.88